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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06-30-05
                                               --------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lakeway Capital Management LLC
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Address:   840 Apollo Street
           ------------------------------
           El Segundo, CA  90245
           ------------------------------
           Suite 229
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Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Camillone
           ------------------------------
Title:     Assoc. Director
           ------------------------------
Phone:     212-713-5177
           ------------------------------


Signature, Place, and Date of Signing:

/s/ Paul Camillone                NY, NY                         8-15-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]


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                           FORM 13F
                                                                      6/30/2005
REPORTING MANAGER: UBS Securities                                        Page 1

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                                                  VALUATION CURRENCY: USD

    ITEM 1            ITEM 2     ITEM 3     ITEM 4          ITEM 5                ITEM 6         ITEM 7               ITEM 8
    ------            ------     ------     ------          ------                ------         ------               ------

NAME OF ISSUER        TITLE      CUSIP      FAIR            SHARES OF           INVEST. DISC.                  VOTING AUTHORITY
                        OF       NUMBER     MARKET          PRINCIPAL             SHARED
                      CLASS                 VALUE           AMOUNT          SOLE  SHARED  OTHER  MANAGERS  SOLE     SHARED    OTHER
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AEP INDUSTIRES INC    OTC EQ    001031103  $    622,102         33,700  N    X                     LAKW      33,700
ASSURANT INC          COMMON    04621X108  $  5,537,740        153,400  N    X                     LAKW     153,400
AUTOLIV INC           COMMON    052800109  $ 11,628,900        265,500  N    X                     LAKW     265,500
ALLEGHENY
ENERGY INC            COMMON    017361106  $ 10,209,056        404,800  N    X                     LAKW     404,800
BRICH MOUNTAIN
REOUSRCES             COMMON    09066X109  $    959,100        417,000  N    X                     LAKW     417,000
BON-TON
STORES INC            OTC EQ    09776J101  $ 13,108,948        677,465  N    X                     LAKW     677,465
CKE RESTAURANTS
INC.                  COMMON    12561E105  $  5,754,528        413,400  N    X                     LAKW     413,400
COLUMBUS MCKINNON
CORP-N.Y              OTC EQ    199333105  $    572,563         52,265  N    X                     LAKW      52,265
DENNYS CORPORATION    OTC EQ    24869P104  $  1,875,000        375,000  N    X                     LAKW     375,000
BRINKER
INTERNATIONAL
INC                   COMMON    109641100  $  2,427,030         60,600  N    X                     LAKW      60,600
EATON CORP            COMMON    278058102  $  4,612,300         77,000  N    X                     LAKW      77,000
FLOWSERVE CORP        COMMON    34354P105  $  3,029,026        100,100  N    X                     LAKW     100,100
FOSTER WHEELER LTD    OTC EQ    G36535139  $    491,500         25,000  N    X                     LAKW      25,000
GENCORP INC-W/RTS
TO PUR P              COMMON    368682100  $  9,400,806        488,100  N    X                     LAKW     488,100
IMAGISTICS
INTL INC              COMMON    45247T104  $ 18,002,600        642,950  N    X                     LAKW     642,950
JAMESON INNS INC      OTC EQ    470457102  $  4,529,339      1,960,753  N    X                     LAKW   1,960,753
MI DEVELOPMENTS INC   COMMON    55304X104  $ 11,566,230        366,600  N    X                     LAKW     366,600
NORTHSTAR REALT
FINANCE CO            COMMON    66704R100  $  8,678,377        827,300  N    X                     LAKW     827,300
POLYONE CORP          COMMON    73179P106  $    979,760        148,000  N    X                     LAKW     148,000
PIONEER COMPANIES
INC                   OTC EQ    723643300  $  6,063,743        275,750  N    X                     LAKW     275,750
SUNTERRA
CORPORATION           OTC EQ    86787D208  $  7,160,768        441,750  N    X                     LAKW     441,750
UNISOURCE ENERGY
CORP                  COMMON    909205106  $ 12,358,425        401,900  N    X                     LAKW     401,900
VIACOM INC-CL B       COMMON    925524308  $  5,795,620        181,000  N    X                     LAKW     181,000
WCI COMMUNITIES INC   COMMON    92923C104  $ 11,716,574        365,800  N    X                     LAKW     365,800
WALTER INDUSTRIES
INC NEW               COMMON    93317Q105  $  4,683,300        116,500  N    X                     LAKW     116,500
WARNACO GROUP INC     OTC EQ    934390402  $  2,717,507        116,882  N    X                     LAKW     116,882
EXIDE TECHNOLOGIES    OTC EQ    302051206  $    464,145         95,700  N    X                     LAKW      95,700
                                           ------------
                                           $164,944,987

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